Stockholders' Equity - Additional Information (Details)							11 Months Ended	12 Months Ended			23 Months Ended
	Feb. 21, 2025 MXN ($) shares	Feb. 05, 2025 $ / shares shares	Jan. 29, 2025 MXN ($) shares	Feb. 15, 2024 $ / shares shares	Feb. 13, 2024 MXN ($) $ / shares shares	Jan. 29, 2024 shares	Dec. 31, 2024 MXN ($) shares	Dec. 31, 2025 MXN ($) shares	Dec. 31, 2024 MXN ($) shares	Dec. 31, 2023 MXN ($) shares	Dec. 31, 2025 MXN ($) shares
Disclosure of classes of share capital [line items]
Number of shares						84,150,261		116,735,138		28,050,087	116,735,138
Number of shares sold				5,610,098
Increase in capital stock | $								$ 2,930,222,000	$ 523,143,000	$ 384,566,000
Capital Stock | $							$ 8,283,347,000	$ 9,325,356,000	$ 8,283,347,000		$ 9,325,356,000
Number of shares outstanding							112,200,752	116,735,138	112,200,752		116,735,138
Share split					3	3			3
Tax rate for dividends which exceeds the CUFIN and CUFINRE								42.86%
Profit reserved for income tax obligation | $								$ 2,901,711,000	$ 1,592,401,000
Major Ordinary Share Transactions
Disclosure of classes of share capital [line items]
Number of shares sold		21,115,726
Increase in capital stock | $			$ 18,433,000					$ 11,248,000
Class A
Disclosure of classes of share capital [line items]
Number of shares					28,050,491			62,141,441			62,141,441
Initial public offering price | $ / shares				$ 17.5	$ 17.5
Net proceeds received | $					$ 7,812,065,000
Number of shares sold	23,338,431			5,049,088
Capital Stock | $								$ 8,017,901,000			$ 8,017,901,000
Class A | Major Ordinary Share Transactions
Disclosure of classes of share capital [line items]
Number of shares		21,000,000						2,222,705			2,222,705
Net proceeds received | $	$ 0
Number of shares sold	23,338,431
Public offering price | $ / shares		$ 28.25
Option to purchase additional shares		3,150,000
Additional number of shares sold	2,222,705
Class A | Restricted Stock Units
Disclosure of classes of share capital [line items]
Number of restricted stock units vested								93,333
Class A | Restricted Stock Units | 2024 Post-IPO Equity Incentive Plan
Disclosure of classes of share capital [line items]
Number of restricted stock units vested								93,333
Restricted stock units vested | $								$ 54,917,000
Class B
Disclosure of classes of share capital [line items]
Number of shares							5,200,000	5,200,000	5,200,000		5,200,000
Capital Stock | $								$ 19,569,000			$ 19,569,000
Description of voting rights							Each Class B share is entitled to 15 votes per share on all corporate matters.
Description of conversion of shares											Each Class B share will convert automatically into one Class A share (i) upon sale into the public market; (ii) upon any transfer, subject to some exceptions; and (iii) at such time as the number of issued and outstanding Class B shares represents less than 1.0% of the aggregate number of the aggregate shares of the Company then outstanding.
Percentage of maximum number of issued and outstanding shares that represents aggregate shares outstanding							1.00%		1.00%
Class C
Disclosure of classes of share capital [line items]
Number of shares			343,348					49,393,697			49,393,697
Capital Stock | $								$ 1,287,886,000			$ 1,287,886,000
Description of voting rights											The 49,393,697 Class C common shares are entitled to one vote per share on all corporate matters
Description of conversion of shares											Each Class C share will convert automatically into one Class A share upon (i) sale into the public market; (ii) certain transfers permitted during the Liquidity Lock-Up Period; and (iii) upon expiry of the Liquidity Lock-Up Period.
Number of shares reserved to cover exercises of Common and Exit options							45,000,000
Number of shares reserved to cover exercises of the Equity Incentive Plan							8,400,000
Class C | Major Ordinary Share Transactions
Disclosure of classes of share capital [line items]
Number of shares			343,348
Class C | Restricted Stock Units
Disclosure of classes of share capital [line items]
Number of restricted stock units vested								1,875,000
Class C | Restricted Stock Units | 2024 Post-IPO Equity Incentive Plan
Disclosure of classes of share capital [line items]
Number of restricted stock units vested								1,875,000
Restricted stock units vested | $								$ 957,410,000